UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3723

Fidelity New York Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New York Municipal Income Fund

October 31, 2016

NFY-QTLY-1216
1.809090.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount (000s)	Value (000s)
New York - 94.4%
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	$1,215	$1,399
5% 12/1/22	1,000	1,182
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	600	720
5% 7/1/25	455	552
5% 7/1/26	450	541
5% 7/1/27	500	596
5% 7/1/28	360	427
5% 7/1/29	300	354
5% 7/1/30	575	674
5% 7/1/40	1,000	1,135
5.25% 7/1/35	1,000	1,170
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
4% 7/1/22	350	395
5% 7/1/24	400	485
5% 7/1/25	250	306
5% 7/1/26	500	607
5% 7/1/27	2,000	2,408
5% 7/1/29	500	594
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/36	8,000	9,638
5% 7/1/39	6,185	7,405
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	10,349
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	676
5% 7/1/27	350	427
5% 7/1/28	500	605
5% 7/1/29	725	871
5% 7/1/31	2,610	3,102
5% 7/1/32	2,660	3,145
5% 7/1/33	2,770	3,261
5% 7/1/34	2,935	3,443
5% 7/1/35	3,000	3,509
5% 7/1/36	1,000	1,166
5% 7/1/40	8,500	9,851
Erie County Gen. Oblig. Series 2015 A:
5% 9/15/27	275	338
5% 9/15/28	275	335
Haverstraw Stony Point Central School District Series 2015:
5% 10/15/32 (FSA Insured)	1,200	1,432
5% 10/15/33 (FSA Insured)	300	357
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,297
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,061
5.25% 7/1/18	1,090	1,161
5.25% 7/1/19	1,100	1,204
5.75% 7/1/39	6,500	7,056
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,403
5.75% 2/15/47	22,185	25,931
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	1,002
Series 2009 A, 5.25% 4/1/21	1,945	2,117
Series 2012 A, 5% 9/1/42	2,320	2,691
Series 2012 B:
5% 9/1/25	4,000	4,746
5% 9/1/26	10,065	11,937
5% 9/1/27	10,000	11,842
Series 2014 A, 5% 9/1/35	5,000	5,864
Series 2016 B, 5% 9/1/36	3,500	4,082
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.):
Series 2010 A:
5% 7/1/24	1,405	1,599
5% 7/1/25	1,000	1,138
5% 7/1/26	1,150	1,307
5% 7/1/27	1,630	1,850
5% 7/1/28	1,015	1,151
Series 2012 A, 5% 7/1/23	1,000	1,187
(Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	626
5% 7/1/30	1,125	1,368
5% 7/1/32	1,250	1,505
5% 7/1/33	1,000	1,200
5% 7/1/35	1,000	1,193
5% 7/1/40	4,000	4,730
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015:
5% 5/1/23	350	424
5% 5/1/24	750	921
5% 5/1/25	750	934
5% 5/1/26	1,200	1,487
5% 5/1/27	700	863
5% 5/1/29	1,750	2,128
5% 5/1/30	1,000	1,206
5% 5/1/31	1,205	1,445
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015:
5% 7/1/28	1,250	1,547
5% 7/1/29	1,050	1,290
5% 7/1/30	1,000	1,221
5% 7/1/31	1,200	1,458
5% 7/1/32	1,250	1,513
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/46	4,000	4,361
5% 11/15/51	3,000	3,324
5% 11/15/56	4,000	4,515
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	23,209
5% 4/1/29	14,040	16,567
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,541
5% 7/1/22	5,500	6,321
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	536
5% 7/1/26	1,500	1,776
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,245
5% 7/1/22	2,000	2,334
5% 7/1/27	2,155	2,483
(Winthrop-Univ. Hosp. Assoication Proj.) Series 2012, 5% 7/1/32	3,000	3,383
(Winthrop-Univsersity Hosp. Assoc. Proj.) Series 2012, 5% 7/1/37	3,680	4,113
Series 2014 B:
5% 7/1/23	550	655
5% 7/1/27	1,000	1,176
Series 2014 C, 5% 7/1/26	3,000	3,552
New York City Gen. Oblig.:
Series 2008:
5.25% 8/15/27	14,445	15,533
5.25% 8/15/27 (Pre-Refunded to 8/15/18 @ 100)	555	598
Series 2012 A1, 5% 8/1/24	2,400	2,802
Series 2012 G1, 5% 4/1/25	4,300	5,070
Series 2017 A, 5% 8/1/34	5,355	6,404
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,028
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40 (Pre-Refunded to 6/15/18 @ 100)	1,985	2,141
Series 2009 C, 5% 6/15/44	2,700	3,131
Series 2009 DD, 6% 6/15/40	1,115	1,207
Series 2009 EE, 5.25% 6/15/40	8,500	9,377
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,350
Series 2009 GG, 5.25% 6/15/40	10,000	11,032
Series 2011 EE:
5.375% 6/15/40	2,310	2,682
5.375% 6/15/43	20,035	23,236
5.5% 6/15/43	4,375	5,115
Series 2012 BB, 5.25% 6/15/44	2,330	2,742
Series 2012 CC, 5% 6/15/45	8,000	9,263
Series 2012 FF, 5% 6/15/24	18,240	21,851
Series 2013 CC, 5% 6/15/47	23,575	27,366
Series 2014 BB, 5% 6/15/46	9,785	11,365
Series 2014 CC, 5% 6/15/47	11,200	13,207
Series 2015 AA, 5% 6/15/44	6,200	7,330
Series 2015 FF:
5% 6/15/29	5,080	6,227
5% 6/15/30	6,060	7,385
5% 6/15/31	11,780	14,273
5% 6/15/32	2,000	2,409
Series 2016 BB, 5% 6/15/46	15,000	17,586
Series GG, 5% 6/15/43	2,700	3,091
5% 6/15/35	10,000	11,907
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/34	10,000	10,448
Series 2009 S1:
5.5% 7/15/38	2,900	3,110
5.625% 7/15/38	2,900	3,116
Series 2009 S3:
5.25% 1/15/26	1,000	1,092
5.25% 1/15/39	6,100	6,635
5.375% 1/15/34	13,435	14,661
Series 2009 S4:
5.5% 1/15/34	1,000	1,097
5.5% 1/15/39	6,700	7,325
5.75% 1/15/39	2,900	3,193
Series 2009 S5, 5.25% 1/15/39	10,180	11,072
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,365
Series 2016 S1, 5% 7/15/33	2,165	2,572
Series 2016:
5% 7/15/32	15,000	17,901
5% 7/15/35	5,000	5,900
Series S1, 5% 7/15/28	9,000	10,709
New York City Transitional Fin. Auth. Rev.:
Series 2012 B, 5% 11/1/24	7,500	9,066
Series 2013 B, 5% 11/1/26	2,955	3,553
Series 2013 F:
5% 2/1/31	6,000	7,133
5% 2/1/32	5,000	5,934
Series 2013 F1, 5% 2/1/28	11,120	13,300
Series 2014 D1:
5% 2/1/27	5,000	6,166
5% 2/1/28	5,000	6,128
5% 2/1/29	7,500	9,140
5% 2/1/31	4,300	5,211
5% 2/1/32	1,515	1,833
Series 2015 E1, 5% 2/1/41	8,000	9,281
Series 2017 A, 5% 5/1/37	10,000	11,841
Series A, 5% 8/1/28	3,500	4,320
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	25,475
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/29	5,000	6,068
5% 11/15/30	2,000	2,413
5% 11/15/33	9,115	10,826
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	6,802
Series 2012 A, 5% 5/15/23	2,400	2,861
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B:
5.25% 3/15/38	1,500	1,636
5.75% 3/15/36	10,500	11,664
Series 2009 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2012 A, 5% 12/15/24	10,000	12,038
Series 2012 D:
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	820	977
5% 2/15/37	7,500	8,651
Series 2013 A, 5% 2/15/30	18,985	22,691
Series 2014 A:
5% 2/15/39	20,345	21,923
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	10	11
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2014 A2, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	20	22
5% 2/15/24	4,180	4,937
5% 2/15/34	15,490	16,746
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	10	11
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.):
Series 2016 E:
5% 10/1/29	3,940	4,839
5% 10/1/30	3,355	4,091
Series 2016 G:
5% 10/1/29	2,415	2,995
5% 10/1/30	2,340	2,885
Series 2015 A:
5% 7/1/28	5,000	5,955
5% 7/1/29	5,000	5,904
5% 10/1/29	785	944
5% 5/1/30	3,450	4,092
5% 7/1/30	10,120	12,184
5% 7/1/30	5,000	5,870
5% 10/1/30	535	640
5% 5/1/31	11,000	12,982
5% 7/1/31	15,000	17,534
5% 10/1/31	1,595	1,899
5% 10/1/32	1,550	1,836
Series 2015 B:
5% 7/1/28	1,300	1,589
5% 10/1/28	1,000	1,210
5% 7/1/29	1,400	1,699
5% 10/1/29	1,470	1,767
5% 7/1/30	1,400	1,690
5% 7/1/31	1,400	1,682
5% 7/1/32	1,450	1,734
5% 7/1/33	1,750	2,084
5% 10/1/33	1,010	1,191
5% 10/1/34	1,070	1,256
5% 7/1/40	2,545	2,992
Series 2015:
5% 12/1/19 (a)	1,100	1,195
5% 12/1/20 (a)	1,200	1,329
5% 12/1/21 (a)	800	900
5% 12/1/23 (a)	700	806
5% 12/1/24 (a)	600	697
5% 12/1/27 (a)	1,200	1,378
Series 2016 A:
5% 7/1/31	1,200	1,453
5% 7/1/31	600	743
5% 7/1/32	800	985
5% 7/1/33	800	959
5% 7/1/33	1,800	2,207
5% 7/1/34	650	776
5% 7/1/35	500	595
5% 7/1/41	1,000	1,176
Series 2016 E, 5% 10/1/31	1,945	2,356
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996, 6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,809
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,300
5% 7/1/37	6,000	6,791
Series 2009 A:
5% 7/1/22	445	493
5% 7/1/23	1,315	1,458
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,325
(Marymount Manhattan College Proj.) Series 2009, 5% 7/1/17	2,080	2,126
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/21 (AMBAC Insured)	10,000	11,838
5.5% 5/15/28	2,700	3,561
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	80	82
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,134
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29	2,945	3,169
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,134
5% 7/1/21	1,500	1,690
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,467
(School District Fing. Prog.) Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,477
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,208
5.5% 3/1/39	2,500	2,738
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,945
Series 1:
4% 7/1/21	1,000	1,128
5% 7/1/21	1,000	1,173
5% 7/1/23	1,350	1,594
Series 2010 A:
5% 7/1/19	1,500	1,652
5% 7/1/21	7,000	7,923
5% 7/1/22	6,000	6,761
5% 7/1/41	12,000	13,431
Series 2011 A:
5% 5/1/18	1,000	1,058
5% 5/1/20	5,590	6,286
5% 5/1/21	3,140	3,628
5% 5/1/22	2,350	2,719
Series 2012 F:
5% 10/1/19 (FSA Insured)	2,100	2,335
5% 10/1/20 (FSA Insured)	1,100	1,257
5% 10/1/21 (FSA Insured)	1,000	1,172
5% 10/1/23 (FSA Insured)	1,000	1,188
5% 10/1/24 (FSA Insured)	750	896
Series 2012:
5% 7/1/23	1,000	1,184
5% 7/1/38	1,000	1,151
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,716
5% 10/1/27 (FSA Insured)	1,000	1,228
5% 10/1/28 (FSA Insured)	1,000	1,220
Series A, 5.75% 7/1/18	1,465	1,542
5.25% 7/1/48 (Pre-Refunded to 7/1/18 @ 100)	5	5
New York Dorm. Auth. Sales Tax Rev. Series 2014 A, 5% 3/15/36	8,180	9,730
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. 5% 6/15/34	2,415	2,536
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	33,748
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 B, 5% 11/15/34	19,560	21,743
Series 2012 A:
5% 11/15/22	2,500	3,019
5% 11/15/29	17,000	20,366
Series 2016 B1:
5% 11/15/36	5,000	6,000
5% 11/15/51	10,470	12,322
Series 2016 B2:
5% 11/15/37	12,700	15,203
5% 11/15/38	4,745	5,666
New York Metropolitan Trans. Auth. Rev.:
Series 2005 G, 5% 11/15/21	3,200	3,665
Series 2008 B2:
5% 11/15/22	4,000	4,792
5% 11/15/23	5,910	7,110
Series 2008, 6.5% 11/15/28	2,455	2,732
Series 2011 A, 5% 11/15/22	1,500	1,768
Series 2011 D:
5% 11/15/20	2,000	2,289
5% 11/15/24	6,590	7,746
5% 11/15/25	5,000	5,875
Series 2012 D, 5% 11/15/25	20,000	23,972
Series 2012 F:
5% 11/15/21	1,500	1,758
5% 11/15/22	5,000	5,990
5% 11/15/23	7,000	8,422
Series 2012 H:
5% 11/15/24	3,290	3,956
5% 11/15/33	3,505	4,130
5% 11/15/42	4,750	5,536
Series 2013 A, 5% 11/15/43	3,250	3,741
Series 2013 E, 5% 11/15/43	15,375	17,808
Series 2014 A1:
5% 11/15/23	2,300	2,796
5% 11/15/44	8,000	9,299
Series 2014 B, 5.25% 11/15/44	6,300	7,483
Series 2014 D, 5.25% 11/15/44	5,000	5,995
Series 2015 A1:
5% 11/15/40	5,000	5,776
5% 11/15/45	1,200	1,381
Series 2015 B:
5% 11/15/26	1,495	1,829
5% 11/15/28	1,000	1,203
5% 11/15/29	2,125	2,538
Series 2016 A1, 5% 11/15/46	31,830	36,824
Series 2016 B:
5% 11/15/34	1,490	1,766
5% 11/15/35	8,375	9,896
5.5% 11/15/18	1,275	1,330
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,988
New York Thruway Auth. Gen. Rev.:
Series 2007 H, 5% 1/1/21	5,755	6,031
Series 2016 A:
5% 1/1/34	3,000	3,519
5% 1/1/35	6,455	7,561
5% 1/1/41	9,320	10,795
5% 1/1/46	7,285	8,413
5% 1/1/51	23,625	26,998
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,632
Series 2011 A2:
5% 4/1/21	2,385	2,777
5% 4/1/23	6,000	6,946
New York Trans. Dev. Corp. (Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (b)	4,000	4,451
5% 7/1/46 (b)	6,200	6,766
New York Urban Dev. Corp. Rev.:
Series 2013 C, 5% 3/15/30	4,540	5,428
Series 2014 A, 5% 3/15/44	3,980	4,725
Series 2015 A, 5% 3/15/45	18,970	22,324
Series 2016, 5% 3/15/32	3,000	3,598
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/17 (Escrowed to Maturity)	100	102
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,124
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,986
5% 6/15/24 (FSA Insured)	1,450	1,740
5% 6/15/25 (FSA Insured)	1,670	1,981
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,002
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,351
Port Auth. of New York & New Jersey 185th Series:
5% 9/1/26 (b)	10,150	12,199
5% 9/1/28 (b)	7,350	8,729
Rockland County Gen. Oblig.:
Series 2014 A:
5% 3/1/20 (FSA Insured)	3,000	3,340
5% 3/1/21 (FSA Insured)	3,000	3,422
5% 3/1/22 (FSA Insured)	4,000	4,654
5% 3/1/23 (FSA Insured)	2,500	2,950
5% 3/1/24 (FSA Insured)	1,600	1,906
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	895
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,113
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,192
5% 7/1/26	1,280	1,516
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,209
5% 3/1/25	500	610
5% 3/1/26	500	606
5% 3/1/27	350	421
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.) Series 2008 A:
5% 11/15/37	22,500	23,830
5.25% 11/15/38	14,500	15,392
Series 2012 B:
0% 11/15/27	2,500	1,892
0% 11/15/28	2,500	1,819
Series 2013 A:
5% 11/15/23	1,785	2,164
5% 11/15/24	4,000	4,871
Series 2013 C:
5% 11/15/27	5,660	6,877
5% 11/15/28	5,935	7,178
5% 11/15/29	6,340	7,655
Series 2015 A, 5.25% 11/15/45	10,820	12,919
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2010 A:
5% 9/1/30	5,775	6,517
5.125% 9/1/40	8,055	9,000
Series 2015:
5% 8/1/26	1,385	1,699
5% 8/1/27	1,600	1,946
5% 8/1/28	1,565	1,889
5% 8/1/32	1,000	1,177
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	362
5% 4/1/30	350	416
5% 4/1/31	335	396
5% 4/1/32	1,000	1,179
5% 4/1/34	1,045	1,221
5% 4/1/35	1,180	1,375
5% 4/1/40	1,400	1,620
5% 4/1/45	2,250	2,593
Yonkers Gen. Oblig.:
Series 2015 A:
4% 3/15/17 (FSA Insured)	600	607
4% 3/15/19 (FSA Insured)	1,700	1,814
5% 3/15/22 (FSA Insured)	750	852
5% 3/15/23 (FSA Insured)	1,255	1,422
5% 3/15/24 (FSA Insured)	1,545	1,750
Series 2015 B:
4% 8/1/18 (FSA Insured)	1,255	1,319
5% 8/1/21 (FSA Insured)	735	849
5% 8/1/22 (FSA Insured)	510	601
5% 8/1/23 (FSA Insured)	300	359
Series 2015 C:
4% 8/1/17 (FSA Insured)	400	409
4% 8/1/18 (FSA Insured)	630	663
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,948
5% 9/1/27 (FSA Insured)	3,755	4,541
5% 8/1/28 (FSA Insured)	2,060	2,469
5% 9/1/28 (FSA Insured)	3,945	4,736
5% 8/1/29 (FSA Insured)	1,500	1,784
5% 9/1/29 (FSA Insured)	4,150	4,942
5% 8/1/30 (FSA Insured)	1,500	1,773
5% 9/1/30 (FSA Insured)	4,365	5,137
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29 (Pre-Refunded to 6/1/19 @ 100)	1,130	1,273
6% 6/1/41 (Pre-Refunded to 6/1/19 @ 100)	5,000	5,635

TOTAL NEW YORK		1,848,513

New York And New Jersey - 2.5%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	25,000	28,253
166th Series, 5% 1/15/41	5,400	6,117
185th Series, 5% 9/1/27 (b)	6,200	7,422
85th Series, 5.375% 3/1/28	6,280	7,893

TOTAL NEW YORK AND NEW JERSEY		49,685

TOTAL MUNICIPAL BONDS
(Cost $1,793,129)		1,898,198
TOTAL INVESTMENT PORTFOLIO - 96.9%
(Cost $1,793,129)		1,898,198
NET OTHER ASSETS (LIABILITIES) - 3.1%		61,100
NET ASSETS - 100%		$1,959,298

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,305,000 or 0.3% of net assets.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $1,793,118,000. Net unrealized appreciation aggregated $105,080,000, of which $111,075,000 related to appreciated investment securities and $5,995,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2016